Consolidated Financial Statements - Consolidate Statements of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost of revenues
Maintenance and services	$ 11,951	$ 6,809	$ 10,057	$ 2,800	$ 1,271
Operating expenses
Sales and marketing	83,426	39,125	62,333	30,363	16,440
Research and development	42,514	22,706	33,065	18,387	9,734
General and administrative	18,064	10,533	17,715	6,679	3,809
Total operating expense	144,004	72,364	113,113	55,429	29,983
Operating income (loss)	(5,497)	6,584	4,258	3,918	2,840
Provision (benefit) for income taxes	(1,678)	4,052	2,777	523	102
Net income (loss)	(4,169)	2,483	1,427	3,379	2,738
Earnings per share-Basic	$ (0.09)	$ 0.03	$ 0.00	$ 0.04	$ 0.03
Earnings per share-Diluted	$ (0.09)	$ 0.03	$ 0.00	$ 0.04	$ 0.03
As Previously Reported
Cost of revenues
Maintenance and services			10,056
Operating expenses
Sales and marketing			62,322
Research and development			33,049
General and administrative			17,469
Total operating expense			112,840
Operating income (loss)			4,532
Provision (benefit) for income taxes			2,880
Net income (loss)			1,598
Earnings per share-Basic			$ 0.01
Earnings per share-Diluted			$ 0.01
Adjustments
Cost of revenues
Maintenance and services			1
Operating expenses
Sales and marketing			11
Research and development			16
General and administrative			246
Total operating expense			273
Operating income (loss)			274
Provision (benefit) for income taxes			(103)
Net income (loss)			$ (171)
Earnings per share-Basic			$ (0.01)
Earnings per share-Diluted			$ (0.01)